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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Kobelski
Title: Chief Financial Officer
Phone: 978-623-3512

Signature, Place, and Date of Signing:

/s/ Brian Kobelski           Andover, Massachusetts      February 13, 2006
------------------           ----------------------      -----------------
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          44
Form 13F Information Table Value Total: $   166,688
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          Andover Capital Advisors LP
                               13F SEC Appraisal
                                  12/31/2005

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
                                                                                          Item 6:
                                                                                        Investment                  Item 8:
Item 1:                      Item 2:     Item 3:    Item 4:     Item 5:                 Discretion     Item 7: Voting Authority
------                    ------------- --------- ------------ ----------            ----------------- ------- -----------------
                                                  Market Value  Shrs Or   Shrs/ Put/ Sole Shared Other Others  Sole Shared Other
Security                  Security Type   Cusip     (x1000)    Prn Amount  PRN  Call (A)   (B)    (C)  Manager (A)   (B)    (C)
--------                  ------------- --------- ------------ ---------- ----- ---- ---- ------ ----- ------- ---- ------ -----
AES Corp                  Common Stock  00130H105     3,776     238,511   Shrs        X                         X
AFC Enterprises Inc       Common Stock  00104Q107       574      37,950   Shrs        X                         X
AMR Corp                  Common Stock  001765106     2,980     134,043   Shrs        X                         X
AmeriCredit Corp          Common Stock  03060R101     2,409      94,001   Shrs        X                         X
Ameristar Casinos Inc     Common Stock  03070Q101     2,171      95,659   Shrs        X                         X
Blount International Inc  Common Stock  095180105     1,548      97,200   Shrs        X                         X
Boyd Gaming Corp          Common Stock  103304101     1,418      29,750   Shrs        X                         X
Carnival Corp             Paired CTF    143658300     3,331      62,300   Shrs        X                         X
Chesapeake Energy Corp    Common Stock  165167107     1,276      40,213   Shrs        X                         X
DIRECTV Group Inc         Common Stock  25459L106        71       5,000   Shrs        X                         X
DPL Inc                   Common Stock  233293109     3,196     122,859   Shrs        X                         X
Denbury Resources Inc     Com New       247916208     2,163      94,947   Shrs        X                         X
Dover Motorsports Inc     Common Stock  260174107     2,904     475,358   Shrs        X                         X
Dreyfus High Yield
 Strategie                SH BEN INT    26200S101     2,535     643,373   Shrs        X                         X
EchoStar
 Communications New       CLA           278762109    26,908     990,000   Shrs        X                         X
Healthsouth Corp          Common Stock  421924101     2,976     607,300   Shrs        X                         X
Hilton Hotels Corp        Common Stock  432848109    11,802     489,521   Shrs        X                         X
Intercontinental Hotels
 GP P                     Spons ADR New 45857P103     1,040      72,000   Shrs        X                         X
International Speedway
 Corp                     CLA           460335201     1,330      27,766   Shrs        X                         X
Interstate Hotels &
 Resorts Inc              Common Stock  46088S106       787     180,100   Shrs        X                         X
Isle of Capri Casinos Inc Common Stock  464592104     2,029      83,300   Shrs        X                         X
Level 3 Communications
 Inc                      Common Stock  52729N100       219      76,400   Shrs        X                         X
Lodgenet Entertainment
 Corp                     Common Stock  540211109     1,749     125,483   Shrs        X                         X
Lyondell Chemical Co      Common Stock  552078107     3,655     153,457   Shrs        X                         X
MTR Gaming Group Inc      Common Stock  553769100     5,742     551,628   Shrs        X                         X
Nevada Gold & Casinos
 Inc                      Common Stock  64126Q206     2,187     210,499   Shrs        X                         X
NorthWestern Corp         Common Stock  668074305     1,656      53,311   Shrs        X                         X
Owens-Illinois Inc        Common Stock  690768403     3,977     189,021   Shrs        X                         X
Patterson-UTI Energy Inc  Common Stock  703481101     5,855     177,702   Shrs        X                         X
Revlon Inc                CLA           761525500     3,057     986,222   Shrs        X                         X
Rhodia                    Spons ADR New 762397107     2,033     963,480   Shrs        X                         X
Speedway Motorsports
 Inc                      Common Stock  847788106     1,612      46,500   Shrs        X                         X
Staar Surgical Co         Com Par $.01  852312305     5,273     667,500   Shrs        X                         X
Timberland Co             Common Stock  887100105       651      20,000   Shrs        X                         X
US Airways Group Inc      Common Stock  90341W108    15,625     420,700   Shrs        X                         X
USA Mobility Inc          Common Stock  90341G103     2,371      85,524   Shrs        X                         X
WMS Industries Inc        Common Stock  929297109     1,529      60,921   Shrs        X                         X
Grace W R & Co Del
 New                      Common Stock  38388F108       546      58,085   Shrs        X                         X
Williams Cos Inc          Common Stock  969457100    22,965     991,170   Shrs        X                         X
General Mtrs Corp         Deb Sr Conv B 370442733     1,891     126,900   Shrs        X                         X
Carnival Corp             Paired CTF    143658300     2,674      50,000   Shrs  call  X                         X
EchoStar
 Communications New       CLA           278762109       272      10,000   Shrs  call  X                         X
EchoStar
 Communications New       CLA           278762109     2,718     100,000   Shrs  call  X                         X
Hilton Hotels Corp        Common Stock  432848109     1,206      50,000   Shrs  call  X                         X
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